Other Financial and Non-Financial Assets - Summary of Other Financial and Non-Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets	€ 5,369	€ 1,262
Current Financial Assets	143	76
Total	5,512	1,338
Non-current Non-Financial Assets	0	0
Non-current Financial Assets	411	359
Total	411	359
Tax receivables
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets	2,175	543
Non-current Non-Financial Assets	0	0
Prepaid expenses
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets	2,041	401
Non-current Non-Financial Assets	0	0
Advance payments
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets	1,025	194
Non-current Non-Financial Assets	0	0
Other
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets	116	123
Current Financial Assets	48	0
Non-current Non-Financial Assets	0	0
Non-current Financial Assets	0	0
Receivables from employees
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Non-Financial Assets	12	1
Non-current Non-Financial Assets	0	0
Security deposits
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Financial Assets	0	0
Non-current Financial Assets	411	359
Receivables from suppliers
Disclosure of Detailed Information About Other Financial andNonFinancialAssets [Line Items]
Current Financial Assets	95	76
Non-current Financial Assets	€ 0	€ 0